INVESTMENT IN PC GOLD INC. (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INVESTMENT IN PC GOLD INC.
Investments, Balance, beginning of period	$ 21,570	$ 0
Acquisition - Initial Recognition on June 9, 2021	0	36,000
Equity loss	2	(3)
Dilution of ownership -Stage 2 earn-in completion	0	(14,427)
Balance, Ending of period	$ 21,572	$ 21,570